Performance Management	Dec. 22, 2025
T. Rowe Price Active Core International Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the fund commenced operations in 2025, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information will be available through troweprice.com after the fund has incepted.

Performance One Year or Less [Text]	Performance history will be presented after the fund has been in operation for one full calendar year.
Performance Availability Website Address [Text]	troweprice.com
T. Rowe Price Emerging Markets Equity Research ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the fund commenced operations on or following the date of this prospectus, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information will be available through troweprice.com after the fund has incepted.

Performance One Year or Less [Text]	Performance history will be presented after the fund has been in operation for one full calendar year.
Performance Availability Website Address [Text]	troweprice.com
T. Rowe Price Intermediate Municipal Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the fund commenced operations in 2024, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information is available through troweprice.com.

Performance One Year or Less [Text]	Performance history will be presented after the fund has been in operation for one full calendar year.
Performance Availability Website Address [Text]	troweprice.com
T. Rowe Price International Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund.

Performance Past Does Not Indicate Future [Text]	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the fund.The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund.The following table shows the average annual total returns for the fund. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market and aligns to the fund’s investment strategy (MSCI EAFE Index Net).
Bar Chart [Heading]	Calender Year Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	9/30/24	6.87%	Worst Quarter	12/31/24	-7.33%
The fund’s return for the nine months ended 9/30/25 was 28.46%.
Year to Date Return, Label [Optional Text]	The fund’s return for the nine months ended
Bar Chart, Year to Date Return	28.46%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	6.87%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(7.33%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Average Annual Total Returns Periods ended December 31, 2024
Performance Table Narrative

The following table shows the average annual total returns for the fund. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market and aligns to the fund’s investment strategy (MSCI EAFE Index Net).

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance [Table]

Average Annual Total Returns
	Periods ended
	December 31, 2024

		Since	Inception
	1 Year	inception	date
International Equity ETF			06/14/2023
Returns before taxes	3.72%	5.35%
Returns after taxes on distributions	2.94	4.78
Returns after taxes on distributions and sale of fund shares	2.66	4.07

MSCI EAFE Index Net (reflects no deduction for fees or expenses)
	3.82	5.53 [a]

[a]	Return since 6/14/23.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)
Performance Table Closing [Text Block]	Updated performance information is available through troweprice.com.
Performance Availability Website Address [Text]	troweprice.com